Restrictions on Subsidiary Dividends and Loans or Advances - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Restrictions on Subsidiary Dividends and Loans or Advances [Line Items]
Additional amount of dividends that could be declare without regulatory approval	$ 328.8
Regulatory limits on transfer of capital and surplus by a banking subsidiary to the Corporation and certain of its affiliates	10.00%
Regulatory limits on aggregate transfer of capital and surplus by banking subsidiaries to the Corporation	20.00%